Going Concern (Details) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 02, 2019	Dec. 31, 2018	Jun. 30, 2019	Dec. 31, 2017
Accumulated deficit		$ (10,228,833)	$ (11,643,596)	$ (7,245,404)
Stock issued		2,993,500
Proceeds from issue of stock		$ 861,000
Subsequent Event [Member]
Stock issued	200,000
Proceeds from issue of stock	$ 60,000